Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Registrant Name	NESTOR PARTNERS
Entity Central Index Key	0000888471
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 0
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false